UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07358

                    Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)            (Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:   (800) 338-8214

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2011

(Unaudited)

Principal Amount (000)		Description		Value (Note 1)
		LONG-TERM INVESTMENTS - 155.8%
		U.S. Government and Agency Obligations - 6.7%
		Federal National Mortgage Association,
$ 5,000		6.00%,	5/15/11	$5,036,195
188		8.00%,	10/01/30	213,085
647		7.00%,	12/01/31	745,504
		Government National Mortgage Association
		Pass-Through Certificates,
13		7.00%,	3/15/26	14,766
63		8.00%,	11/15/30	73,789
33		8.00%,	2/15/31	38,964
		U.S. Treasury Note,
5,000		1.00%,	7/31/11	5,015,040
10,000		1.00%,	8/31/11	10,035,940

		Total U.S. Government and Agency Obligations
		(Cost $21,501,156)		21,173,283

		Corporate Bonds - 142.0%
		Financial - 23.6%
		Boeing Capital Corp.,
7,000	(a)(b)	6.50%,	2/15/12	7,357,560
		Caterpillar Financial Services Corp.,
7,000	(a)	7.15%,	2/15/19	8,581,510
		DaimlerChrysler North America Holding Corp.,
5,000		6.50%,	11/15/13	5,587,260
		ERP Operating Limited Partnership,
5,000		6.625%,	3/15/12	5,259,535
		General Electric Capital Corp.,
6,000		4.80%,	5/01/13	6,378,228
		JPMorgan Chase & Co.,
5,000		5.375%,	10/01/12	5,311,840
5,000		4.75%,	5/01/13	5,314,160
		Keybank, N.A.,
3,200		7.30%,	5/01/11	3,214,582
		Morgan Stanley,
5,000		6.00%,	4/28/15	5,450,465
		NationsBank Capital Trust IV,
10,000		8.25%,	4/15/27	10,350,000
		US Bank, N.A.,
6,000		4.95%,	10/30/14	6,534,816
		Wachovia Bank NA,
5,000		6.00%,	11/15/17	5,559,155

				74,899,111

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2011

(Unaudited)

Principal Amount (000)			Description	Value (Note 1)
		Industrial - 33.7%
		Archer-Daniels-Midland Company,
$4,000	(a)	7.125%,	3/01/13	$4,435,352
		Coca-Cola Enterprises, Inc.,
6,000	(a)	8.50%,	2/01/12	6,394,842
		Devon Financing Corp.,
7,000	(a)	6.875%,	9/30/11	7,214,788
		Dow Chemical Company,
6,000		9.00%,	4/01/21	7,299,840
		Hewlett-Packard Co.,
7,000	(a)(b)	6.125%,	3/01/14	7,845,915
		Kraft Foods, Inc.,
1,827		6.25%,	6/01/12	1,938,531
		Potash Corporation of Saskatchewan, Inc.,
8,578	(a)(b)	7.75%,	5/31/11	8,674,245
		Premcor Refining Group, Inc.,
5,000		6.125%,	5/01/11	5,015,395
		Sun Company, Inc.,
5,000	(a)	9.00%,	11/01/24	6,133,430
		Target Corp.,
5,000		6.00%,	1/15/18	5,730,055
		Tele-Communications, Inc.,
5,275	(a)	10.125%,	4/15/22	7,190,089
3,200	(a)	9.875%,	6/15/22	4,216,909
		Time Warner Cable, Inc.,
5,000		7.50%,	4/01/14	5,734,965
		Time Warner Entertainment Company, L.P.,
5,000	(a)	8.875%,	10/01/12	5,537,380
		Time Warner, Inc.,
5,000	(a)	9.15%,	2/01/23	6,581,170
		Wal-Mart Stores, Inc.,
5,000		6.75%,	10/15/23	6,092,525
		Wellpoint, Inc.,
5,000		6.80%,	8/01/12	5,350,715
		Xerox Corp.,
5,000		6.35%,	5/15/18	5,661,580

				107,047,726

		Telephone - 14.1%
		AT&T Wireless Services, Inc.,
10,000	(a)(b)	8.125%,	5/01/12	10,765,740
		Deutsche Telekom International Finance,
5,000		5.25%,	7/22/13	5,406,355
		Rogers Communications, Inc.,
6,000	(a)	7.50%,	3/15/15	7,088,868
		Telecom Italia Capital SA,
5,000		5.25%,	10/01/15	5,180,450
		Verizon Global Funding Corp.,
10,000	(a)(b)	7.375%,	9/01/12	10,883,000
		Vodafone Group PLC,
5,000		5.000%,	12/16/13	5,428,925

				44,753,338

		Utilities - 70.6%
		American Water Capital Corp.,
5,000		6.085%,	10/15/17	5,620,350
5,000		6.593%,	10/15/37	5,325,315
		Arizona Public Service Co.,
5,000	(a)	6.875%,	8/01/36	5,677,120
		Atmos Energy Corp.,
5,000		7.375%,	5/15/11	5,037,415
		CalEnergy Company, Inc.,
10,000	(a)(b)	8.48%,	9/15/28	12,859,960
		Cleveland Electric Illumination Co.,
6,713	(a)	8.875%,	11/15/18	8,498,759
		Commonwealth Edison Co.,
5,000		6.95%,	7/15/18	5,530,730
		Dominion Resources, Inc.
5,000		5.15%,	7/15/15	5,479,690
		Entergy Texas, Inc.,
10,000	(a)(b)	7.125%,	2/01/19	11,664,410
		EQT Corporation,
8,000		8.125%,	6/01/19	9,550,800
		Exelon Generation Co. LLC,
5,475	(a)	6.20%,	10/01/17	6,072,936
		FirstEnergy Corp.,
5,000		7.375%,	11/15/31	5,430,835

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2011

(Unaudited)

Principal Amount (000)		Description		Value (Note 1)
		Utilities (Continued)
		FPL Group Capital Inc.,
$6,000	(a)	5.625%,	9/01/11	$6,120,858
4,000		7.875%,	12/15/15	4,750,084
		Hydro-Quebec,
10,000	(a)(b)	7.50%,	4/01/16	12,228,420
		Kinder Morgan Energy Partners,
5,000	(a)	7.75%,	3/15/32	5,833,370
		National Grid PLC
6,000		6.30%,	8/01/16	6,822,726
		National Rural Utilities Cooperative Finance Corp.,
6,500	(a)	5.50%,	7/01/13	7,095,809
		Oncor Electric Delivery Co., LLC,
7,167	(a)(b)	6.375%,	5/01/12	7,532,417
		ONEOK, Inc.,
4,060		7.125%,	4/15/11	4,066,342
		ONEOK Partners, L.P.,
9,441	(a)	6.15%,	10/01/16	10,662,429
		PPL Energy Supply LLC,
3,690	(a)	6.50%,	5/01/18	4,125,782
		Progress Energy, Inc.,
10,000	(a)	7.05%,	3/15/19	11,812,400
		PSEG Power LLC,
7,195		7.75%,	4/15/11	7,207,375
5,000	(a)	5.32%,	9/15/16	5,394,470
		Sempra Energy
5,000		6.15%,	6/15/18	5,623,080
		South Carolina Electric & Gas Co.,
5,685		6.50%,	11/01/18	6,674,770
		Spectra Energy Capital LLC,
5,000		6.20%,	4/15/18	5,571,660
		Trans-Canada Pipelines Limited,
10,000		9.875%,	1/01/21	13,834,940
		Williams Partners L.P.,
5,150		7.25%,	2/01/17	6,038,720
		Wisconsin Energy Corp.,
6,000		6.50%,	4/01/11	6,000,000

				224,143,972

		Total Corporate Bonds
		(Cost $446,439,933)		450,844,147

		Asset-Backed Securities - 1.8%
		Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000		6.62%,	3/01/16	5,738,292

		Total Asset-Backed Securities
		(Cost $5,925,000)		5,738,292

Shares
		Non-Convertible Preferred Stock - 5.3%
		Financial - 5.3%
		Duke Realty Corp., Series M,
100,000		6.95%		2,461,000
		Duke Realty Corp., Series N,
100,000		7.25%		2,499,000
		Kimco Realty Corp., Series G,
100,000		7.75%		2,586,000
		Public Storage, Inc., Series I,
120,000		7.25%		3,038,400
		Realty Income Corp., Series D,
100,000		7.375%		2,556,000
		UDR, Inc., Series G,
100,000		6.75%		2,522,000
		Vornado Realty Trust, Series I,
50,000		6.625%		1,214,000
		Total Non-Convertible Preferred Stock
		(Cost $16,713,000)		16,876,400

		Total Investments - 155.8%
		(Cost $490,579,089)		494,632,122

		Other Assets in Excess of Liabilities - 4.0%		12,647,980
		Borrowings - (29.9)%		(95,000,000)
		Liquidation Value of Preferred Shares - (29.9)%		(95,000,000)

		Net Assets Applicable to Common Stock - 100%		$317,280,102

(a) All or a portion of this security has been segregated and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Notes

(1) The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of March 31, 2011:

	Level 1	Level 2
Asset-backed securities	$-	$5,738,292
Corporate bonds	-	450,844,147
Non-convertible preferred stock	16,876,400	-
U.S. Government and Agency obligations	-	21,173,283
Total	$16,876,400	$77,755,722

There were no significant transfers between level 1 and level 2 during the quarter ended March 31, 2011.

(2) At December 31, 2010, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $484,555,873, the Fund had gross unrealized appreciation of $14,700,415 and gross unrealized depreciation of $10,879,004, resulting in net unrealized appreciation of $3,821,411.

Other information regarding the Fund is available in the Fund’s most recent semi-annual and annual reports. This information is available on the Fund’s website at www.DUCfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	May 16, 2011

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	May 16, 2011